Adjusting Items Included In Profit From Operations - Additional Information (Details) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Adjusting Items
Disclosure Of Revenue [Line Items]
Profit (loss) from continuing operations	£ 271	£ 829	£ 2,114